Business Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Information
19. Business Segment Information
The Partnership derives its revenues from the Domestic Coke and Coal Logistics reportable segments. Domestic Coke operations are comprised of the Haverhill and Middletown cokemaking facilities, located in Ohio, and the Granite City cokemaking facility located in Illinois. These facilities use similar production processes to produce coke and to recover waste heat that is converted to steam or electricity. Coke sales at each of the Partnership's cokemaking facilities are made pursuant to long-term take-or-pay agreements with ArcelorMittal, AK Steel and U.S. Steel. Each of the coke sales agreements contain pass-through provisions for costs incurred in the cokemaking process, including coal procurement costs (subject to meeting contractual coal-to-coke yields), operating and maintenance expenses, costs related to the transportation of coke to the customers, taxes (other than income taxes) and costs associated with changes in regulation, in addition to containing a fixed fee.
Prior to the third quarter of 2013, Domestic Coke was the Partnership's only reportable segment. During 2013, the Partnership, through acquisition, began providing coal handling and blending services to both SunCoke cokemaking facilities as well as third party customers. This business has a collective capacity to blend and transload more than 30 million tons of coal annually. Coal blending and handling results are presented in the Coal Logistics segment below.
Corporate and other expenses that can be identified with a segment have been included in determining segment results. The remainder is included in Corporate and Other. Interest expense, net is also excluded from segment results. Segment assets are those assets that are utilized within a specific segment.
The following table includes Adjusted EBITDA, which is the measure of segment profit or loss reported to the chief operating decision maker for purposes of allocating resources to the segments and assessing their performance:

	Years Ended December 31,
	2014	2013
	(Dollars in millions)
Sales and other operating revenue:
Domestic Coke	$823.7	$919.3
Coal Logistics	49.3	12.4
Coal Logistics intersegment sales	5.7	1.2
Elimination of intersegment Sales	(5.7)	(1.2)
Total Sales and other operating revenue	$873.0	$931.7
Adjusted EBITDA:
Domestic Coke	$181.8	$196.9
Coal Logistics	14.3	4.7
Corporate and Other	(7.2)	(6.8)
Total Adjusted EBITDA	$188.9	$194.8
Depreciation and amortization expense:
Domestic Coke	$46.7	$44.8
Coal Logistics	7.6	1.8
Total Depreciation and amortization expense	$54.3	$46.6
Capital expenditures:
Domestic Coke	$64.7	$46.0
Coal Logistics	2.9	0.2
Total Capital expenditures	$67.6	$46.2

	December 31,
	2014	2013
	(Dollars in millions)
Segment assets:
Domestic Coke	$1,264.1	$1,234.0
Coal Logistics	116.6	120.6
Corporate and Other	14.7	22.7
Segment assets, excluding tax assets	1,395.4	1,377.3
Tax assets	21.6	32.0
Total assets	$1,417.0	$1,409.3

The following table sets forth the Partnership’s total sales and other operating revenue by product or service:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Cokemaking revenues	$757.9	$853.6	$951.5
Energy revenues	65.7	65.6	62.4
Coal logistics revenues	47.4	11.2	—
Other revenues	2.0	1.3	—
Total	$873.0	$931.7	$1,013.9

The Partnership evaluates the performance of its segments based on segment Adjusted EBITDA, which is defined as earnings before interest, taxes, depreciation and amortization (“EBITDA”) adjusted for sales discounts. Prior to the expiration of our nonconventional fuel tax credits in November 2013, EBITDA reflected sales discounts included as a reduction in sales and other operating revenue. The sales discounts represent the sharing with customers of a portion of nonconventional fuel tax credits, which reduce our income tax expense. However, we believe our Adjusted EBITDA would be inappropriately penalized if these discounts were treated as a reduction of EBITDA since they represent sharing of a tax benefit that is not included in EBITDA. Accordingly, in computing Adjusted EBITDA, we have added back these sales discounts. EBITDA and Adjusted EBITDA do not represent and should not be considered alternatives to net income or operating income under GAAP and may not be comparable to other similarly titled measures in other businesses.
Management believes Adjusted EBITDA is an important measure of the operating performance of the Partnership's net assets and provides useful information to investors because it highlights trends in our business that may not otherwise be apparent when relying solely on GAAP measures and because it eliminates items that have less bearing on our operating performance. Adjusted EBITDA is a measure of operating performance that is not defined by GAAP, does not represent and should not be considered a substitute for net income as determined in accordance with GAAP. Calculations of Adjusted EBITDA may not be comparable to those reported by other companies.
Set forth below is additional detail as to how we use Adjusted EBITDA as a measure of operating performance, as well as a discussion of the limitations of Adjusted EBITDA as an analytical tool.
Operating Performance. Our management uses Adjusted EBITDA in a number of ways to assess our combined and consolidated financial and operating performance, and we believe this measure is helpful to management in identifying trends in our performance. Adjusted EBITDA helps management identify controllable expenses and make decisions designed to help us meet our current financial goals and optimize our financial performance while neutralizing the impact of capital structure on financial results. Accordingly, we believe this metric measures our financial performance based on operational factors that management can impact in the short-term, namely our cost structure and expenses.
Limitations. Other companies may calculate Adjusted EBITDA differently than we do, limiting its usefulness as a comparative measure. Adjusted EBITDA also has limitations as an analytical tool and should not be considered in isolation or as a substitute for an analysis of our results as reported under GAAP. Some of these limitations include that Adjusted EBITDA:

•	does not reflect our cash expenditures, or future requirements, for capital expenditures or contractual commitments;

•	does not reflect changes in, or cash requirement for, working capital needs;

•	does not reflect our interest expense, or the cash requirements necessary to service interest on or principal payments of our debt;

•	does not reflect certain other non-cash income and expenses;

•	excludes income taxes that may represent a reduction in available cash; and

•	includes net income attributable to noncontrolling interests.
Below is a reconciliation of Adjusted EBITDA (unaudited) to net income, which is its most directly comparable financial measure calculated and presented in accordance with GAAP:

	Year Ended December 30,
	2014	2013	2012
	(Dollars in millions)
Adjusted EBITDA attributable to SunCoke Energy Partners, L.P.	$130.9	$103.5	$—
Add: Adjusted EBITDA attributable to Predecessors(1)	38.3	39.6	174.0
Add: Adjusted EBITDA attributable to noncontrolling interest (2)	19.7	51.7	—
Adjusted EBITDA	$188.9	$194.8	$174.0
Subtract:
Depreciation and amortization expense	54.3	46.6	46.4
Interest expense, net	37.1	15.4	10.3
Income tax expense	10.5	1.8	23.3
Sales discounts provided to customers due to sharing of nonconventional fuel tax credits (3)	(0.5)	6.8	11.2
Net income	$87.5	$124.2	$82.8

(1)	Reflects Granite City Adjusted EBITDA for all periods and Haverhill and Middletown Adjusted EBITDA for periods prior to the IPO.

(2)	Reflects net income attributable to noncontrolling interest adjusted for noncontrolling interest share of interest, taxes and depreciation.

(3)
Sales discounts are related to nonconventional fuel tax credits, which expired in 2013. At December 31, 2013, we had $13.6 million accrued related to sales discounts to be paid to our customer at our Granite City facility. During the first quarter of 2014, we settled this obligation for $13.1 million which resulted in a gain of $0.5 million. This gain is recorded in sales and other operating revenue on our Combined and Consolidated Statement of Income.